Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,929	€ 12,172		€ 10,471
Deposits	863	574		1,238
Other	126	124		0
Total other non-current financial assets	5,919	12,870	[1]	11,708	[1]
Advances related to CRO contracts	7,418	0		0
Other investments	0	9,050		0
Deposits	136	136
Total other current financial assets	7,554	9,186	[1]	0	[1]
Other financial assets	€ 13,473	€ 22,055		€ 11,708

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).